Statutory Surplus Reserves - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Schedule Of Distribution Of Profits [Line Items]
Appropriation of net income after taxes to statutory surplus reserve fund required minimum percentage	10.00%
Reserve level threshold for mandatory transfer percentage	50.00%
Retained earnings, appropriated	$ 1,514,297		$ 50,377
Dividends payable, current	17,125		11,143
Restricted paid in capital, additional paid in capital and statutory surplus reserves	1,906,482	¥ 12,390	442,562	¥ 2,947
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	8,512,960				$ 698,552
Common Shares
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current	0		0
Preferred shareholders
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current	$ 17,125		$ 11,143